U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

December 5, 2012

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F. Street, N.E.
Washington, D.C. 20549-1004

Re:	Direxion Shares ETF Trust (the “Trust”)
File Nos.: 333-150525 and 811-22201

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectuses and Statements of Additional Information for the Direxion Daily Dow 30 Bull 2X Shares, Direxion Daily Dow 30 Bear 2X Shares, Direxion Daily Dow 30 Bull 3X Shares, Direxion Daily Dow 30 Bear 3X Shares, Direxion Daily European Bull 3X Shares and the Direxion Daily European Bear 3X Shares, that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated November 30, 2012, filed electronically as Post-Effective Amendment No. 80 to the Trust’s Registration Statement on Form N-1A on November 30, 2012.

If you have any questions regarding this filing, please call the undersigned at (312) 325-2037.

Sincerely,

/s/Adam R. Henkel

Adam R. Henkel, Esq.
For U.S. Bancorp Fund Services, LLC